RETAINED PROFITS (Details) - Income Statement - The Bank [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017 [1]
Condensed Income Statements, Captions [Line Items]
Net interest income	£ 5,684		£ 6,129		£ 5,829
Net fee and commission income	743		839		969
Net trading income	(121)		456		(51)
Dividends received	1,331		4,848		4,378
Other operating income	2,290		1,933		2,346
Other income	4,243		8,076		7,642
Total income	9,927		14,205		13,471
Regulatory provisions	(996)		(939)		(1,123)
Other operating expenses	(5,337)		(5,864)		(6,078)
Total operating expenses	(6,333)		(6,803)		(7,201)
Trading surplus	3,594		7,402		6,270
Impairment	(503)		(504)		(462)
Profit before tax	3,091	[2]	6,898	[2]	5,808
Tax expense	(645)		(757)		(455)
Profit for the year	£ 2,446		£ 6,141		£ 5,353

[1]	Restated, see note 1.
[2]	Group profit before tax in 2018 comprised 4,280 million in respect of continuing operations and 1,380 million in respect of discontinued operations (2017: 5,035 million in respect of continuing operations and 943 million in respect of discontinued operations).